DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ (2,134)	$ (3,805)
Recognised in income	406	1,671
Recognised in loss on discontinued operations
Foreign Exchange movement
Balance at end of year	(1,728)	(2,134)
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	350	(574)
Recognised in income	428	924
Recognised in loss on discontinued operations
Foreign Exchange movement
Balance at end of year	778	350
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(9,443)	(16,430)
Recognised in income	2,254	6,987
Recognised in loss on discontinued operations
Foreign Exchange movement
Balance at end of year	(7,189)	(9,443)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,006	897
Recognised in income	(338)	109
Recognised in loss on discontinued operations
Foreign Exchange movement
Balance at end of year	668	1,006
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	3,510	5,701
Recognised in income	801	(2,191)
Recognised in loss on discontinued operations
Foreign Exchange movement
Balance at end of year	4,311	3,510
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	818	678
Recognised in income	(1,114)	140
Recognised in loss on discontinued operations
Foreign Exchange movement
Balance at end of year	(296)	818
Tax value of loss carryforwards recognised [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,625	5,923
Recognised in income	(1,625)	(4,298)
Recognised in loss on discontinued operations
Foreign Exchange movement
Balance at end of year		$ 1,625